Consortium Purchase Agreement - Consortium Agreement Table (Details) - Consortium Purchase Agreement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Feb. 27, 2017
Class of Warrant or Right [Line Items]
Loans Acquired	$ 1,826,527	$ 0
Loans Purchased by the Consortium	$ 1,826,527
Series F Warrant
Class of Warrant or Right [Line Items]
Warrants Vested (in shares)	75,186,002	9,830,494
Warrants vested during the year (in shares)	65,355,508